JPMorgan New York Tax Free Bond Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.05%	0.99%	2.25%
BLOOMBERG NEW YORK MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.84%	0.97%	2.17%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.33%)	(0.05%)	1.02%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.09%)	0.21%	0.96%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.52%	0.87%	1.62%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.51%	0.87%	1.59%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.20%	1.22%	1.85%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg California Municipal Bond Index to the Bloomberg US Municipal Index.
[2]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg New York Municipal Bond Index to the Bloomberg US Municipal Index.